UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Management's Discussion and Analysis	2

Fund Performance and Supplementary Information	5

Schedule of Investments	11

Statement of Assets and Liabilities	15

Statement of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	18

Financial Highlights	26

Report of Independent Registered Public Accounting Firm	29

Fund Information	30

Directors and Officers	31

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended October 31, 2006, international equity markets, as measured by the Morgan Stanley Capital International World Index1, increased by 21.32%. The Organization for Economic Co-operation and Development (“OECD”) reported that global economic growth was generally positive over the last four calendar quarters ended September 30, 2006. For example, gross domestic product in the United Kingdom increased by approximately 0.7% each quarter while gross domestic product in Japan increased between 0.2% and 0.7% each quarter.

Performance Overview

Davis Global Fund’s Class A shares increased by 27.96%, on net asset value, for the year ended October 31, 20062, out-performing the Morgan Stanley Capital International World Index1, which increased by 21.32%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of its assets in equity securities issued by both foreign and U.S. companies.

The Fund had approximately 71% of its assets invested in foreign companies, 27% in U.S. companies, and 2% in cash at October 31, 2006. Both the foreign and the U.S. companies made positive contributions3 to the Fund’s performance during the year ended October 31, 2006, with the foreign companies performing especially well.

The Fund’s largest industry group holdings were in consumer discretionary companies, and they were also the most important contributors to performance. Hunter Douglas4, News Corp., and Koninklijke Philips Electronics were among the top contributors to performance. Apollo Group and Mohawk Industries were among the top detractors from performance.

Industrial companies were important contributors to performance during the year ended October 31, 2006. China Merchants Holdings and Kuehne & Nagel were among the top contributors to performance. None of the Fund’s industrial companies detracted from performance.

The Fund had significant holdings in consumer staple and financial companies. Two consumer staple companies, Lindt & Spruengli and Heineken, and one financial company, Groupe Bruxelles, were among the most important contributors to the Fund’s performance. One consumer staples company, Nong Shim Holdings, and one financial company, AFLAC, were among the top detractors from performance.

Overall, energy companies made positive contributions to performance during the year ended October 31, 2006. Tenaris was the single most important contributor to performance and Ship Finance detracted from performance. The Fund no longer owns Ship Finance.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of the Davis Global Fund have been registered with the Securities and Exchange Commission, and, as of January 1, 2007, in all 50 states. From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

1      The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended October 31, 2006:

		Fund Inception
	One-Year	(12/22/04)
Davis Global Fund A
without sales charge	27.96%	19.28%
Davis Global Fund A
with 4.75% sales charge	21.89%	16.19%
Morgan Stanley Capital
International World Index	21.32%	13.87%

Fund performance changes over time and current performance may be higher or lower than stated. Returns for other classes of shares will vary from the above returns. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3          A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

CLASS A FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2006			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(05/01/06)	(10/31/06)	(05/01/06-10/31/06)
One-year	21.89%	Actual	$1,000.00	$1,010.32	$6.13
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2006)	16.19%	before expenses)	$1,000.00	$1,019.11	$6.16

*Expenses are equal to the Class’s annualized expense ratio (1.21%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class A Shares on December 22, 2004 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2006, the value of your investment would have grown to $13,219 - a 32.19% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,729 - a 27.29% increase.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS B FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2006			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(5/01/06)	(10/31/06)	(05/01/06-10/31/06)
One-year	22.41%	Actual	$1,000.00	$1,003.69	$11.62
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2006)	16.58%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class B Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2006, the value of your investment (less a contingent deferred sales charge) would have grown to $13,302 - a 33.02% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,729 - a 27.29% increase.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS C FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2006			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/06)	(10/31/06)	(05/01/06-10/31/06)
One-year	25.62%	Actual	$1,000.00	$1,004.43	$11.62
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2006)	18.03%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class C Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2006, the value of your investment would have grown to $13,612 - a 36.12% increase on your initial investment. For comparison, look at the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,729 - a 27.29% increase.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 05/01/06 to 10/31/06. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

FUND OVERVIEW

At October 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

Common Stock	98.22%	Media	21.20%
Short Term Investments	1.87%	Food, Beverage & Tobacco	12.34%
Other Assets & Liabilities	(0.09)%	Consumer Durables & Apparel	9.20%
	100.00%	Transportation	8.53%
		Insurance	8.22%
		Telecommunication Services	7.31%
		Diversified Financials	5.78%
		Energy	5.17%
		Banks	5.07%
		Health Care	4.80%
		Technology	3.35%
		Materials	3.29%
		Other	3.01%
		Automobiles & Components	2.73%
			100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

United States	27.35%	News Corp., Class A	5.76%
Netherlands	11.43%	NTL Inc.	5.42%
Switzerland	8.96%	Tenaris S.A., ADR	5.08%
United Kingdom	7.25%	America Movil S.A. de C.V., ADR	4.08%
France	6.32%	Hunter Douglas NV	4.04%
Luxembourg	5.17%	American International Group, Inc.	3.94%
Hong Kong	4.91%	Lagardere S.C.A.	3.64%
South Korea	4.91%	Kuehne & Nagel International AG,
Mexico	4.15%	Registered	3.56%
Belgium	3.50%	Groupe Bruxelles Lambert S.A.	3.44%
China	3.04%	Koninklijke (Royal) Philips
Germany	2.73%	Electronics NV, NY Shares	3.21%
Canada	2.71%
Japan	2.05%
Austria	2.03%
Finland	1.50%
Taiwan	1.14%
Brazil	0.85%
	100.00%

DAVIS GLOBAL FUND

PORTFOLIO ACTIVITY – November 1, 2005 through October 31, 2006

New Positions Added (11/01/05 - 10/31/06)
(Highlighted positions are those greater than 1.99% of 10/31/06 total net assets)
			% of 10/31/06
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
America Movil S.A. de C.V., ADR	Telecommunication Services	11/22/05	4.08%
Apollo Group, Inc., Class A	Consumer Services	02/02/06	0.53%
BHP Billiton PLC	Materials	12/12/05	1.18%
China Merchants Bank Co., Ltd.	Commercial Banks	09/22/06	2.99%
Companhia Vale do Rio Doce, ADR	Materials	12/12/05	0.83%
DIRECTV Group, Inc.	Broadcasting & Cable TV	05/09/06	2.36%
Erste Bank der oesterreichischen
Sparkassen AG	Commercial Banks	05/09/06	2.00%
Japan Tobacco Inc.	Food, Beverage & Tobacco	05/08/06	2.01%
Liberty Global, Inc., Series C	Broadcasting & Cable TV	12/02/05	1.64%
Rio Tinto PLC	Materials	12/12/05	1.22%
WPP Group PLC	Advertising	10/17/06	2.01%

Positions Closed (11/01/05 - 10/31/06)
(Gains and losses greater than $50,000 are highlighted)
		Date of	Realized
Security	Sector	Final Sale	Gain/(Loss)
Groupe Bruxelles Lambert S.A., VVPR	Diversified Financial Services	07/10/06	$8
Lanxess	Materials	02/23/06	68,687
Lexmark International, Inc., Class A	Technology Hardware & Equipment	02/16/06	(78,657)
ServiceMaster Co.	Consumer Services	02/16/06	(16,976)
Ship Finance International Ltd.	Energy	02/06/06	(6,415)
Telewest Global, Inc.	Telecommunication Services	03/06/06	27,495
Wolters Kluwer NV, CVA	Publishing	10/17/06	84,543

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

October 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.22%)

ADVERTISING – (2.01%)
26,200	WPP Group PLC (United Kingdom)	$335,601
AUTOMOBILES & COMPONENTS – (2.68%)
2,700	Continental AG (Germany)	301,939
125	Porsche AG (Germany)	145,737
		447,676
BROADCASTING & CABLE TV – (9.42%)
17,700	DIRECTV Group, Inc.*	394,356
10,800	Liberty Global, Inc., Series C*	274,536
33,475	NTL Inc.	906,168
		1,575,060
CAPITAL GOODS – (0.60%)
1,700	Tae Young Corp. (South Korea)	101,035
COMMERCIAL BANKS – (4.98%)
320,000	China Merchants Bank Co., Ltd.* (China)	499,511
4,900	Erste Bank der oesterreichischen Sparkassen AG (Austria)	333,644
		833,155
COMMERCIAL SERVICES & SUPPLIES – (1.21%)
70,000	Rentokil Initial PLC (United Kingdom)	202,296
CONSUMER DURABLES & APPAREL – (9.03%)
8,783	Hunter Douglas NV (Netherlands)	675,947
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	536,382
4,100	Mohawk Industries, Inc.*	298,070
		1,510,399
CONSUMER SERVICES – (0.53%)
2,400	Apollo Group, Inc., Class A*	88,632
DIVERSIFIED FINANCIAL SERVICES – (5.68%)
5,226	Groupe Bruxelles Lambert S.A. (Belgium)	575,283
3,900	Pargesa Holding S.A., Bearer Shares (Switzerland)	373,996
		949,279
ENERGY – (5.08%)
22,000	Tenaris S.A., ADR (Luxembourg)	848,980
FOOD, BEVERAGE & TOBACCO – (12.12%)
13,623	Diageo PLC (United Kingdom)	252,069
11,400	Heineken Holding NV (Netherlands)	445,952
77	Japan Tobacco Inc. (Japan)	335,770
230	Lindt & Spruengli AG (Switzerland)	502,319

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (Continued)
70	Lotte Chilsung Beverage Co., Ltd. (South Korea)	$88,257
80	Lotte Confectionery Co., Ltd. (South Korea)	97,129
1,080	Nong Shim Holdings Co., Ltd. (South Korea)	87,111
9,000	Unilever NV, NY Shares (Netherlands)	217,800
		2,026,407
HEALTH CARE EQUIPMENT & SERVICES – (4.71%)
4,100	Essilor International S.A. (France)	430,139
4,300	IDEXX Laboratories, Inc.*	357,609
		787,748
HOUSEHOLD & PERSONAL PRODUCTS – (0.60%)
167	Amorepacific Corp.* (South Korea)	86,491
102	Pacific Corp. (South Korea)	14,181
		100,672
LIFE & HEALTH INSURANCE – (4.14%)
5,500	AFLAC Inc.	247,060
14,700	Power Corp. of Canada (Canada)	445,209
		692,269
MATERIALS – (3.23%)
10,200	BHP Billiton PLC (United Kingdom)	196,710
6,400	Companhia Vale do Rio Doce, ADR (Brazil)	139,008
3,700	Rio Tinto PLC (United Kingdom)	204,115
		539,833
MOVIES & ENTERTAINMENT – (5.76%)
46,200	News Corp., Class A	963,270
MULTI-LINE INSURANCE – (3.94%)
9,800	American International Group, Inc.	658,266
PUBLISHING – (3.64%)
8,450	Lagardere S.C.A. (France)	607,720
SOFTWARE & SERVICES – (1.82%)
7,000	Iron Mountain Inc.*	303,590
TECHNOLOGY HARDWARE & EQUIPMENT – (1.48%)
12,400	Nokia Oyj, ADR (Finland)	246,512
TELECOMMUNICATION SERVICES – (7.18%)
15,900	America Movil S.A. de C.V., ADR (Mexico)	681,633
10,200	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	186,558
13,800	SK Telecom Co., Ltd., ADR (South Korea)	332,304
		1,200,495

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TRANSPORTATION – (8.38%)
162,537	China Merchants Holdings International Co., Ltd. (Hong Kong)	$475,456
160,400	Cosco Pacific Ltd. (Hong Kong)	331,228
8,650	Kuehne & Nagel International AG, Registered (Switzerland)	594,490
		1,401,174

Total Common Stock – (identified cost $12,817,910)	16,420,069

SHORT TERM INVESTMENTS – (1.87%)

$48,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $48,007
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.858%-7.00%, 10/01/20-10/01/36,
	total market value $48,960)	48,000
34,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.28%,
	11/01/06, dated 10/31/06, repurchase value of $34,005
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.279%, 04/25/16-10/25/36,
	total market value $34,680)	34,000
48,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $48,007
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.00%, 11/01/19-09/01/36, total market
	value $48,960)	48,000
61,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $61,009
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 6.00%-6.064%, 04/01/36-10/01/36, total market
	value $62,220)	61,000
61,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%,
	11/01/06, dated 10/31/06, repurchase value of $61,009
	(collateralized by: U.S. Government agency mortgages and
	obligations in a pooled cash account, 4.00%-5.50%, 08/17/07-06/01/36,
	total market value $62,220)	61,000
61,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	11/01/06, dated 10/31/06, repurchase value of $61,009
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.50%, 12/01/13-08/01/36, total market
	market value $62,220)	61,000

Total Short Term Investments – (identified cost $313,000)	313,000

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006

Total Investments – (100.09%) – (identified cost $13,130,910) – (a)	$16,733,069
Liabilities Less Other Assets – (0.09%)	(14,265)
Net Assets – (100%)	$16,718,804

ADR: American Depository Receipt.

* Non- Income producing security.

(a)	Aggregate cost for Federal Income Tax purposes is $13,403,898. At October 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$3,404,013
Unrealized depreciation	(74,842)
Net unrealized appreciation	$3,329,171

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At October 31, 2006

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $13,130,910)	$16,733,069
Cash	2,355
Receivables:
Dividends and interest	13,082
Capital stock sold	208
Total assets	16,748,714
LIABILITIES:
Accrued expenses	18,805
Accrued management fees	11,105
Total liabilities	29,910
NET ASSETS	$16,718,804

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$61,035
Additional paid-in capital	12,981,969
Accumulated net investment loss	(5,088)
Accumulated net realized gains from investments and foreign currency transactions	78,719
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	3,602,169
Net Assets	$16,718,804
CLASS A SHARES
Net assets	$16,716,089
Shares outstanding	1,220,502
Net asset value and redemption price per share	$13.70
Maximum offering price per share (100/95.25 of $13.70)*	$14.38
CLASS B SHARES
Net assets	$1,357
Shares outstanding	100
Net asset value, offering, and redemption price per share	$13.57
CLASS C SHARES
Net assets	$1,358
Shares outstanding	100
Net asset value, offering, and redemption price per share	$13.58

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $24,004)		$221,542
Interest		15,647
Total income		237,189

Expenses:
Management fees (Note 3)	$106,378
Custodian fees	34,114
Transfer agent fees:
Class A	737
Class B	138
Class C	142
Audit fees	13,200
Accounting fees (Note 3)	6,000
Legal fees	39
Reports to shareholders	1,580
Directors’ fees and expenses	247
Registration and filing fees	7,086
Miscellaneous	6,921
Payments under distribution plan (Note 4):
Class B	9
Class C	9
Total expenses		176,600
Expenses paid indirectly (Note 6)		(280)
Reimbursement of expenses by adviser (Note 3 and 8)		(280)
Net expenses		176,040
Net investment income		61,149

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain from:
Investment transactions		78,727
Foreign currency transactions		942
Net increase in unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies		3,081,534
Net realized and unrealized gain on investments and foreign currency		3,161,203
Net increase in net assets resulting from operations		$3,222,352

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

		December 22, 2004
		(Commencement
		of operations)
	Year ended	through
	October 31, 2006	October 31, 2005
Operations:
Net investment income	$61,149	$84,896
Net realized gain (loss) from investments and foreign
currency transactions	79,669	(4,728)
Net increase in unrealized appreciation on investments
and translation of assets and liabilities denominated in
foreign currency	3,081,534	520,635
Net increase in net assets resulting from operations	3,222,352	600,803

Dividends and Distributions to
Shareholders From:
Net investment income:
Class A	(142,231)	(5,118)
Class B	(3)	–
Class C	(3)	–

Capital Share Transactions:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	2,799,922	10,241,080
Class B	3	998
Class C	3	998

Total increase in net assets	5,880,043	10,838,761

Net Assets:
Beginning of period	10,838,761	–
End of period*	$16,718,804	$10,838,761

*Including undistributed net investment income
(accumulated net investment loss) of	$(5,088)	$75,050

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2006, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $950, and a corresponding decrease in accumulated net realized gain. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

	2006	2005
Ordinary income	$142,237	$5,118

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$267,900
Undistributed long-term capital gain	78,719
Net unrealized appreciation on investments and
foreign currency transactions	3,329,181
Total	$3,675,800

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds are evaluating the impact that will result from adopting FIN 48. Currently, no reasonable estimate of the impact can be made.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2006 were $3,910,201 and $1,340,137, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to Davis Advisors (the “Adviser”), the Fund’s investment adviser. The annual rate was 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended October 31, 2006, approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended October 31, 2006, amounted to $62. State Street Bank and Trust Co. (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended October 31, 2006 amounted to $6,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares 2.30%), such reimbursements amounted to $130 and $134 for Class B and C shares, respectively. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -

(Continued)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended October 31, 2006, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the year ended October 31, 2006.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended October 31, 2006, Class B shares of the Fund made distribution payments of $9 and there were no payments made for service fees.

There were no commission advances by the Distributor during the year ended October 31, 2006 on the sale of Class B shares of the Fund.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2006

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES – (Continued)

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $51, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended October 31, 2006, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the year ended October 31, 2006, Class C shares of the Fund made distribution payments of $9 and there were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the year ended October 31, 2006.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2006

NOTE 5 – CAPITAL STOCK

At October 31, 2006, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A		Year ended October 31, 2006		December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares		Amount	Shares	Amount
Shares subscribed	208,130		$2,662,133	999,913	$10,236,040
Shares issued in reinvestment
of distributions	12,315		142,232	500	5,118
	220,445		2,804,365	1,000,413	10,241,158
Shares redeemed		(348)	(4,443)	(8)	(78)
Net increase	220,097		$2,799,922	1,000,405	$10,241,080

Class B			Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares		Amount	Shares	Amount
Shares subscribed	–		$–	108	$1,075
Shares issued in reinvestment
of distributions	–	*	3	–	–
	–		3	108	1,075
Shares redeemed	–		–	(8)	(77)
Net increase	–	*	$3	100	$998

Class C	Year ended October 31, 2006			December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares		Amount	Shares	Amount
Shares subscribed	–		$–	108	$1,075
Shares issued in reinvestment
of distributions	–	*	3	–	–
	–		3	108	1,075
Shares redeemed	–		–	(8)	(77)
Net increase	–	*	$3	100	$998

* Less than 1 share.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2006

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $280 during the year ended October 31, 2006.

Note 7 - Bank borrowings

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate, plus 0.75%. The Fund had no borrowings outstanding for the year ended October 31, 2006.

NOTE 8 – PAYMENTS BY AFFILIATES

The Adviser voluntarily reimbursed the Fund for balance earnings credits on certain Fund demand deposit accounts held at BFDS during the period December 22, 2004 to May 31, 2005. These credits were previously retained by BFDS and not directly transferred to the Fund. The amount paid to the Fund amounted to $16.

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout the period:

	Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.83	$10.00

Income from Investment Operations:
Net Investment Income	0.05	0.10
Net Realized and Unrealized Gains	2.95	0.75
Total from Investment Operations	3.00	0.85

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.02)

Net Asset Value, End of Period	$13.70	$10.83

Total Return[1]	27.96%	8.47%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$16,716	$10,837
Ratio of Expenses to Average Net Assets	1.24%	1.30%*[3]
Ratio of Net Investment Income to Average Net Assets	0.43%	1.26%*
Portfolio Turnover Rate[2]	10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.65% for the period ended October 31, 2005.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout the period:

	Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.76	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.09)	0.03
Net Realized and Unrealized Gains	2.93	0.73
Total from Investment Operations	2.84	0.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	-

Net Asset Value, End of Period	$13.57	$10.76

Total Return[1]	26.41%	7.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1
Ratio of Expenses to Average Net Assets	2.30%[3]	2.30%*[3,4]
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.63)%	0.26%*
Portfolio Turnover Rate[2]	10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 12.99% for the year ended October 31, 2006 and 2.65% for the period ended October 31, 2005.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 2.31% for the period ended October 31, 2005.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout the period:

	Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.75	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.08)	0.03
Net Realized and Unrealized Gains	2.94	0.72
Total from Investment Operations	2.86	0.75

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	-

Net Asset Value, End of Period	$13.58	$10.75

Total Return[1]	26.62%	7.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1
Ratio of Expenses to Average Net Assets	2.30%[3]	2.30%*[3,4]
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.63)%	0.26%*
Portfolio Turnover Rate[2]	10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 13.31% for the year ended October 31, 2006 and 2.65% for the period ended October 31, 2005.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 2.31% for the period ended October 31, 2005.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Global Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2006, and the related statement of operations for the year ended, the statements of changes in net assets for the year then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005, and the financial highlights for the year then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Global Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005, and the financial highlights for the year then ended and the period from December 22, 2004 (commencement of operations) to October 31, 2005, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

December 8, 2006

DAVIS GLOBAL FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2007, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during the calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During the fiscal year ended October 31, 2006, $142,237 of dividends paid by the Fund constituted income dividends for Federal Income Tax purposes.

Dividends paid by the Fund during the fiscal year ended October 31, 2006, which are not designated as capital gain dividends should be multiplied by 12% to arrive at the net amount eligible for the corporate dividends-received deduction.

For the fiscal year ended October 31, 2006, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $125,567 as qualified dividend income.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a Federal Tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction. For the fiscal year ended October 31, 2006, the Fund intends on passing through $24,004 as a foreign tax credit based on foreign source income of $227,454.

For purposes of preparing your Federal Income Tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute Form 1099-DIV which you should receive in early 2007.

The foregoing information is presented to assist shareholders in reporting dividends received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	13

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman of John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty; Mayor, Incorporated Village of Mill Neck, NY.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief Compliance Officer
Christian R. Sonne	Douglas A. Haines
Marsha Williams	Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Global Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsh Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2006 and October 31, 2005 were $13,200 and $12,000, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends October 31, 2005 and October 31, 2004 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends October 31, 2006 and October 31, 2005 were $6,540 and $6,240, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2005 and October 31, 2004 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2006 and October 31, 2005. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 5, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: January 5, 2007